SHAREHOLDERS' EQUITY (Schedule of share options outstanding and exercisable under 2019 Plan) (Details) - 2019 Plan [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Number of options
Options outstanding	22,552
Granted, Number of options	197,768
Cancelled	0
Exercised	0
Options outstanding	220,320	22,552
Exercisable at the end of the year	128,153
Weighted-average exercise price
Outstanding at the beginning of the year	$ 88.32
Granted, Weighted average exercise price	1.36
Cancelled	0
Exercised	0
Outstanding at the end of the year	10.26	$ 88.32
Exercisable at the end of the year	$ 15.22
Weighted-average remaining contractual term
Outstanding at the beginning of the year	9 years 7 months 6 days	9 years 2 months 1 day
Granted	9 years 8 months 12 days
Exercisable at the end of the year	9 years 5 months 26 days